Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 11 – Subsequent Events

The Company evaluated its June 30, 2025 condensed consolidated financial statements for subsequent events through the date the consolidated financial statements were issued.

Common Stock Issued

Subsequent to June 30, 2025, the Company sold 22,860 common shares for gross proceeds totaling $103,912 under the At-the-Market Issuance Sales Agreement as of the date of this report.

 Note 15 – Subsequent Events

The Company evaluated its December 31, 2024 consolidated financial statements for subsequent events through the date the consolidated financial statements were issued.

Sales of the Company’s Common Stock may be made pursuant to the Sales Agreement up to an aggregate of $9,476,508 under the Company’s Registration Statement on Form S-3 filed on February 7, 2025 (File No. 333-284775), declared effective by the SEC on February 14, 2025.

Common Stock Issued

Subsequent to December 31, 2024, the Company sold 6,201,377 shares of Common Stock for gross proceeds totaling $3,511,042 under the At-the-Market Issuance Sales Agreement as of the date of this report.